UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

MAY 31, 2016

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Education - 3.3%
California School Finance Authority, School Facilities Revenue, KIPP LA Project	5.000%	7/1/45	$1,650,000	$1,781,043	(a)
California State Infrastructure & Economic Development Bank Revenue, Academy of Motion Picture Arts & Project	5.000%	11/1/41	4,500,000	5,283,270
California State MFA Revenue, Biola University	5.800%	10/1/28	2,500,000	2,733,525
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,128,520
California State University Revenue, Systemwide	5.000%	11/1/45	5,000,000	6,086,300

Total Education				20,012,658

Health Care - 12.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Sharp Healthcare	6.250%	8/1/39	7,500,000	8,671,275
Sharp Healthcare	5.000%	8/1/43	5,000,000	5,857,700
California State Health Facilities Financing Authority Revenue:
Lucile Packard Stanford Hospital	5.000%	8/15/55	2,000,000	2,362,660
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,880,225
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	11,414,900	(b)
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/29	1,635,000	1,792,336
Catholic Healthcare West	5.500%	7/1/30	4,850,000	5,100,599
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,510,840
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,453,829
St. Joseph Health System, NATL	5.125%	7/1/24	5,695,000	6,195,306
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,153,000

Total Health Care				74,392,670

Housing - 2.0%
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/30	1,500,000	1,810,890
CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,199,500
CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,796,355
CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,194,680
CHF Irvine LLC	5.000%	5/15/35	1,000,000	1,187,970
CHF Irvine LLC	5.000%	5/15/40	2,750,000	3,248,602
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,635,436

Total Housing				12,073,433

Industrial Revenue - 15.6%
California State PCFA, Solid Waste Disposal Revenue, Waste Management Inc.	3.125%	11/3/25	5,000,000	5,265,000	(c)(d)(e)
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	18,897,695
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,952,400
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	3,056,200
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	14,477,767
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	20,000,000	29,163,000
Southern California Public Power Authority, Natural Gas Project Revenue, Project No. 1	5.000%	11/1/33	4,410,000	5,403,353
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	6,887,820

Total Industrial Revenue				95,103,235

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 6.8%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/39	$5,500,000	$6,542,140
Escondido, CA, Union High School District, COP, NATL	5.000%	9/1/37	15,000	15,679
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,679,560
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	16,798,050
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Project	5.000%	10/15/44	8,000,000	9,520,880
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,440,000	1,804,680

Total Leasing				41,360,989

Local General Obligation - 3.8%
Corona-Norca, CA, USD, GO, AGM	5.500%	8/1/39	5,000,000	5,641,600
Hartnell, CA, Community College District, GO:
CAB	0.000%	8/1/35	2,000,000	982,920
CAB	0.000%	8/1/36	2,000,000	930,000
CAB	0.000%	8/1/37	1,000,000	439,990
San Diego, CA, USD, GO:
CAB	0.000%	7/1/34	5,000,000	2,645,450
CAB	0.000%	7/1/35	5,000,000	2,514,750
CAB	0.000%	7/1/36	6,500,000	3,107,390
CAB	0.000%	7/1/37	5,850,000	2,655,666
CAB	0.000%	7/1/38	5,000,000	2,162,650
CAB	0.000%	7/1/39	5,855,000	2,410,445

Total Local General Obligation				23,490,861

Other - 2.4%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/35	6,500,000	7,774,585
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	1,195,000	1,314,381
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	5,550,000	5,719,719

Total Other				14,808,685

Power - 6.8%
Imperial Irrigation District, CA, Electric Revenue	5.125%	11/1/38	1,410,000	1,538,296
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,948,300
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	8,145,000	9,691,491
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/46	5,000,000	6,058,750
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/36	2,500,000	3,050,525
California Oregon Project	5.000%	5/1/37	3,500,000	4,250,155
California Oregon Project	5.000%	5/1/38	1,750,000	2,118,252
California Oregon Project	5.000%	5/1/39	1,500,000	1,809,810
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,839,332
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	4,044,810

Total Power				41,349,721

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 20.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/39	$10,000,000	$10,773,800	(f)
California State Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	3,750,000	4,243,714	(f)
California Statewide CDA Revenue:
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	19,559,768	(f)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	10,535,971	(f)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	165,000	199,511	(e)(g)
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	4,000,000	4,379,240	(f)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,886,385	(f)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	3,032,666	(g)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	1,260,000	1,453,435	(g)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,297,740	(e)(g)
Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized	8.000%	7/1/16	1,500,000	1,508,565	(e)(g)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,633,120	(g)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
Senior Lien	0.000%	1/1/18	25,000,000	24,683,250	(g)
Senior Lien	0.000%	1/1/19	20,000,000	19,517,400	(g)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,179,105	(g)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	2,177,700	(f)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,848,868	(g)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,135,000	1,279,735	(g)
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,937,333	(f)

Total Pre-Refunded/Escrowed to Maturity				126,127,306

Special Tax Obligation - 6.8%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,131,630	(a)
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,250,800	(a)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	1,750,000	1,960,648
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,140,000	2,355,990
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	22,846,200
Sacramento, CA, Area Flood Control Agency, Special Assessment, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	11,010,200

Total Special Tax Obligation				41,555,468

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 1.7%
California State, GO:
Various Purpose	5.000%	9/1/35	$5,000,000	$6,189,650
Various Purpose	5.000%	9/1/36	3,500,000	4,314,835

Total State General Obligation				10,504,485

Transportation - 11.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.500%	4/1/24	500,000	497,120	(c)(d)
Long Beach, CA, Marina Revenue	5.000%	5/15/45	2,085,000	2,349,107
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	17,924,320
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	230,652
Senior Lien	5.750%	6/1/48	500,000	574,945
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	20,000,000	21,765,200
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	11,127,700
San Jose, CA, Airport Revenue:
AMBAC	5.000%	3/1/33	8,635,000	8,892,409
AMBAC	5.000%	3/1/37	5,000,000	5,147,100

Total Transportation				68,508,553

Water & Sewer - 5.6%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,500,000	11,554,410	(a)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,000,000	3,105,570	(a)
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,325,560
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	11,783,900
San Diego County, CA, Water Authority Revenue	5.000%	5/1/29	4,320,000	5,364,965

Total Water & Sewer				34,134,405

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $526,390,428)				603,422,469

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Finance - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.570%	11/1/22	200,000	200,000	(h)(i)

Health Care - 0.0%
California Statewide CDA Revenue, Kaiser Permanente	0.360%	4/1/46	100,000	100,000	(h)(i)

Housing: Multi-Family - 0.0%
California Statewide CDA, MFH Revenue, Arbor Ridge Apartments, LIQ-FHLMC	0.460%	11/1/36	100,000	100,000	(e)(h)(i)

Housing: Single Family - 0.1%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.450%	11/1/37	300,000	300,000	(e)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.440%	10/1/25	$200,000	$200,000	(e)(h)(i)

Solid Waste/Resource Recovery - 0.0%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.570%	5/1/18	100,000	100,000	(a)(e)(h)(i)

Transportation - 0.2%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	100,000	100,000	(h)(i)
SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	1,200,000	1,200,000	(h)(i)

Total Transportation				1,300,000

TOTAL MUNICIPAL BONDS (Cost - $2,300,000)				2,300,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $21,596)	0.239%		21,596	21,596

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,321,596)				2,321,596

TOTAL INVESTMENTS - 99.2% (Cost - $528,712,024#)				605,744,065
Other Assets in Excess of Liabilities - 0.8%				5,021,052

TOTAL NET ASSETS - 100.0%				$610,765,117

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$603,422,469	—	$603,422,469
Short-Term Investments†:
Municipal Bonds	—	2,300,000	—	2,300,000
Money Market Funds	$21,596	—	—	21,596

Total Short-Term Investments	$21,596	$2,300,000	—	$2,321,596

Total Investments	$21,596	$605,722,469	—	$605,744,065

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures contracts	$12,450	—	—	$12,450

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,034,921
Gross unrealized depreciation	(2,880)

Net unrealized appreciation	$77,032,041

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	40	9/16	$6,520,050	$6,532,500	$(12,450)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016